Borrowings and SAFE Agreements (Details) - Part-3 - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2019	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Borrowings and SAFE Agreements [Line Items]
Initial fair value									$ 100,000
Other income (expenses)				$ 1,519,000	$ 317,000	$ (29,862,000)	$ (1,858,000)
Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount			$ 100,000
SAFE [Member]
Borrowings and SAFE Agreements [Line Items]
Converted, shares (in Shares)						8,171,662
Estimated fair value						$ 60,500,000
2019 SAFE [Member]
Borrowings and SAFE Agreements [Line Items]
Initial fair value								$ 200,000
Other income (expenses)						100,000
Remaining balance							0
2019 SAFE [Member] | Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Converted, shares (in Shares)	48,258
2021 SAFE [Member]
Borrowings and SAFE Agreements [Line Items]
Initial fair value								$ 6,300,000
Other income (expenses)						$ 1,400,000
Remaining balance							$ 0
2021 SAFE [Member] | Conversion Amount [Member]
Borrowings and SAFE Agreements [Line Items]
Total Principal amount		$ 5,000,000
Converted, shares (in Shares)	1,005,366